Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill

13 Goodwill

Changes in goodwill:
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	5,828,691	5,835,418	5,558,462
Acquired in business combination	—	18,725	510,397
Business combinations adjustment (1)	11,842	5,955	—
Disposal	—	(16,358)	—
Exchange rate variation	264,487	(15,049)	(233,441)
Balance at the end of the period	6,105,020	5,828,691	5,835,418

(1) Refers to the business combination adjustment in TriOak.

Goodwill represents the positive difference between consideration paid to purchase a business and the net fair value of identifiable assets and liabilities of the acquired entity. Goodwill is recognized as an asset and included in “Goodwill” in the Statement of Financial Position. Goodwill is related to an expectation of future earnings of the acquired subsidiary after assets and liabilities are combined with the Group and cost savings resulting from synergies expected to be achieved upon the integration of the acquired business.

Goodwill is an indefinite lived asset and is required to be tested for impairment annually or whenever there is evidence of a decline in fair value. Assets and liabilities are grouped into CGU’s (Cash generating units) for impairment testing purposes. Any impairment loss is recognized immediately in the statement of income and cannot be reversed.

Upon the sale of a business, the goodwill or corresponding portion of goodwill is included in the calculation of profit or loss on disposal.

At December 31, 2023, and 2022, the Group tested the recoverability of each CGU group containing goodwill using the concept of value in use through discounted cash flow models based on the balances at December 30, 2023 and 2022. The determination of the value in use involves using assumptions about cash flows, such as rates of revenue growth, costs and expenses, capital expenditures, working capital requirements and discount rates.

Management projects cash flows for a maximum period of 5 years for the CGU groups of Brazil Beef and USA Pork, to better reflect the long cycle of each group when it refers to the useful life of the animals used in production. The terminal value was assigned based on an expected growth rate of perpetuity for the CGU groups. The weighted average rate of the cost of capital (WACC), used as the discount rate, was estimated on a post-tax basis based on the historical industry performance for to each CGU group and external sources of information regarding market risks.

For the purposes of impairment testing CGUs have been aggregated into the following groups representing the lowest level within the Group at which the goodwill is monitored for internal management purposes and that have significant amounts of goodwill allocated to them:

CGUs	December 31, 2023	December 31, 2022
Brazil Beef	1,873,448	1,738,300
Seara	766,970	711,821
Moy Park	777,583	735,403
USA Pork	694,534	694,534
Australia Meat	280,915	277,116
Australia Smallgoods	310,598	306,405
Pilgrim’s Food Masters (PFM)	336,683	320,667
Others CGUs without significant goodwill(1)	1,064,289	1,044,445
Total	6,105,020	5,828,691

(1)	They comprise about 21 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.

For the year ended December 31,2023 and 2022 there were no indicators of impairment of goodwill within any CGU.

i. Brazil Beef

The key assumptions used in the estimation of the value in-use are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from external and internal sources.

	2023	2022
Discount rate (pre tax)	13.5%	13.2%
Terminal value growth rate	3.5%	4.3%
Estimated growth rate (average for the next 5 years)	7.2%	6.6%

●	Revenue of this CGU group includes sales from beef operations in Brazil. Revenues growth was projected considering the availability of cattle, total slaughtering capacity and utilization of facilities related to production, and price increases/decreases based on estimates of inflation for the domestic market and exchange rate variation for exports.

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of the primary raw materials, especially cattle. In addition, it was considered efficiency improvements related to the integration of acquisitions.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023, and 2022, estimated value in-use exceeded the carrying amount of the CGU group.

ii - Seara

The key assumptions used in the estimation of the value in-use are set out below:

	2023	2022
Discount rate (pre tax)	15.8%	15.2%
Terminal value growth rate	3.3%	3.3%
Estimated growth rate (average for the next 5 years)	13.2%	13.3%

Estimated growth rate was projected considering past experiences and forecasts as follows:

●	Revenue includes sales from pork, chicken and other products in Brazil. Revenue growth was projected considering the availability of chicken and pork, total slaughtering capacity and utilization of facilities related to production, and price increases/decreases based on estimated inflation for the domestic market and exchange rate variation for exports.

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of primary raw materials. In addition, it was considered efficiency improvements related to the integration of acquisitions.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023, and 2022, estimated value in use exceeded the carrying amount of the CGU group.

iii - Moy Park

The key assumptions used in the estimation of the value in-use are set out below:

	2023	2022
Discount rate (pre tax)	14%	10.2%
Terminal value growth rate	2.0%	1.0%
Estimated growth rate (average for the next 5 years)	7.4%	6.4%

Estimated growth rate was projected considering past experiences and forecasts as follows:

●	Revenue of this CGU group includes sales from chicken operations in Europe, which consists of Moy Park’s operations. Revenue growth was projected considering the availability of chicken, total slaughtering capacity and utilization of facilities related to production, and price increases/decreases based on estimated inflation for the domestic market and exchange rate variation for exports.

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of primary raw materials. In addition, it was considered efficiency improvements related to the integration of acquisitions.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023 and 2022, estimated value in-use exceeded the carrying amount of the CGU group

iv. Usa Pork

The key assumptions used in the estimation of the value in-use are set out below:

	2023	2022
Discount rate (pre tax)	9.8%	10.7%
Terminal value growth rate	2.5%	0.5%
Estimated growth rate (average for the next 5 years)	2.8%	0.8%

●	Revenue of this CGU group includes sales from pork operations in the U.S. Revenue growth was projected considering the availability pork, total slaughtering capacity and utilization of facilities related to production, and price increases/decreases based on estimated inflation for the domestic market and exchange rate variation for exports.

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of primary raw materials.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023 and 2022, estimated value in-use exceeded the carrying amount of the CGU group.

v. Australia Meat

The key assumptions used in the estimation of the value in-use are set out below:

	2023	2022
Discount rate (pre tax)	9.1%	9.3%
Terminal value growth rate	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	2.3%	2.7%

Estimated growth rate was projected considering past experiences and forecasts as follows:

●	Revenue of this CGU group includes sales from beef operations in Australia. Revenue growth was projected considering the availability of cattle and pork, total slaughtering capacity and utilization of facilities related to production, and price increases/decreases based on estimated inflation for the domestic market and exchange rate variation for exports.

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of the primary raw materials. In addition, we considered efficiency improvements related to the integration of the acquisition.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023 and 2022, estimated value in-use exceeded the carrying amount of the CGU group.

vi. Australia Smallgoods

The key assumptions used in the estimation of the value in-use are set out below

	2023	2022
Discount rate (pre tax)	9.0%	9.4%
Terminal value growth rate	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	8.9%	6.9%

Estimated growth rate was projected considering past experiences and forecasts as follows:

●	Revenue of this CGU group includes sales from the Smallgoods operations in Australia, consisting of Primo’s operations. Revenue growth was projected considering the availability of cattle and pork, total slaughtering capacity and utilization of facilities related to production, and price increases/decreases based on estimated inflation for the domestic market and exchange rate variation for exports.

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of the primary raw materials, primarily hogs. In addition, we considered efficiency improvements related to the integration of the acquisition.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023 and 2022, estimated value in-use exceeded the carrying amount of the CGU group.

The key assumptions used in the estimation of the value in-use are set out below:

vii. Pilgrim’s Food Masters

The key assumptions used in the estimation of the value in-use are set out below:

	2023	2022
Discount rate (pre tax)	13.0%	10.2%
Terminal value growth rate	2.7%	3.0%
Estimated growth rate (average for the next 5 years)	6.3%	6.9%

Estimated growth rate was projected considering past experiences and forecasts as follows:

Revenue of this CGU group includes sales from the Pilgrim´s Food Masters operations in United Kingdom, includes sales from frozen entrees to customers. Revenue growth was projected the utilization of facilities related to production, and price increases/decreases based on estimated inflation for the domestic market and exchange rate variation for exports

●	Operating costs and expenses were projected considering the historical performance of the CGU group and prices trends of the primary raw materials, primarily hogs. In addition, we considered efficiency improvements related to the integration of the acquisition.

●	Capital expenditures were estimated assuming the maintenance of existing infrastructure in order for operations to continue in perpetuity.

For the years ended December 31, 2023 and 2022, estimated value in-use exceeded the carrying amount of the CGU group.